Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Net Income (Loss) Attributable to Parent	$ (10,445,389)	$ 1,528,079	$ (8,917,310)	$ (32,821)
Gain (Loss) on Investments	3,472		47,984
Cash equivalents	0		0	0
Unrecognized tax benefits	0		0	0
Unrecognized tax benefits accrued for interest and penalties	0		0	$ 0
Class A Ordinary shares
Gain (Loss) on Investments	3,472		47,984
Class B Ordinary shares
Net Income (Loss) Attributable to Parent	$ (10,445,389)		$ (8,917,310)